Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in goodwill
Goodwill, Beginning balance	€ 146,044	€ 141,286
Acquisition subsidiary	6,038
Effect of changes in exchange rates	(2,914)	4,758
Goodwill, Ending balance	149,168	146,044
Goodwill impairment test (Textual) [Abstract]
Impairment charges of goodwill	€ 0	€ 0
Date of annual goodwill impairment test	30 September